Financial Liabilities at Fair Value Through Profit or Loss - Financial Liabilities at Fair Value Through Profit or Loss (Detail) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of fair value measurement of liabilities [abstract]
Trading liabilities	€ 33,575	€ 31,215
Non-trading derivatives	2,381	2,299
Designated at fair value through profit or loss	63,492	59,179
Financial Liabilities	€ 99,448	€ 92,693